Taxes (Tables) (Superior Living SDN. BHD.)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Schedule of Components of Provision (Benefit) for Income Taxes

The benefit for income taxes consisted of the following:

For the three months ended
	March 31, 2020	March 31, 2019
	(Unaudited)	(Unaudited)
Current:
- Local	$-	$-
- Foreign	-	(6,965)

Deferred:
- Local	-	-
- Foreign	-	-

Benefit for income taxes	$-	$(6,965)

The provision for income taxes consisted of the following:

	For the six months ended		For the years ended
	December 31, 2019	December 31, 2018	June 30, 2019	June 30, 2018
(Unaudited)
Current:
- Local	$-	$-	$-	$-
- Foreign	-	6,965	-	5,334

Deferred:
- Local	-	-	-	-
- Foreign	-	-	-	-

Income tax expense	$-	$6.965	$-	$5,334

Schedule of Effective Income Tax Rate

The following table reconciles the local (United States) statutory rates to the Company’s effective tax rate for the periods indicated below:

	For the three months ended
	March 31, 2020	March 31, 2019
	(Unaudited)	(Unaudited)
U.S. statutory rate	21.0%	21.0%
Valuation allowance	(21.0)%	(21.0)%
Permanent difference (1)	0.0%	(10.8)%
Effective tax rate	0.0%	(10.8)%

(1) This was related to disallowed expenditure incurred in the ordinary course of business.

The following table reconciles the local (United States) statutory rates to the Company’s effective tax rate for the periods indicated below:

	For the six months ended		For the years ended
	December 31, 2019	December 31, 2018	June 30, 2019	June 30, 2018
		(Unaudited)
U.S. statutory rate	21.0%	21.0%	21.0%	21.0%
Valuation allowance	(21.0)%	(21.0)%	(21.0)%	(21.0)%
Permanent difference (1)	0.0%	(5.1)%	0.0%	(4.3)%
Effective tax rate	0.0%	(5.1)%	0.0%	(4.3)%

Schedule of Deferred Tax Assets and Liabilities

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:

	As of March 31, 2020	As of December 31, 2019
	(Unaudited)
Deferred tax assets:
Net operating loss carry forwards in U.S.	$73,318	$43,410
Less: valuation allowance	(73,318)	(43,410)
Deferred tax assets	$-	$-

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:

	As of December 31, 2019	As of June 30, 2019	As of December 31, 2018
			(Unaudited)
Deferred tax assets:
Net operating loss carry forwards in U.S.	$150,759	$92,069	$82,970
Less: valuation allowance	(150,759)	(92,069)	(82,970)
Deferred tax asset	$-	$-	$-

Superior Living SDN. BHD. [Member]
Schedule of Components of Provision (Benefit) for Income Taxes

Significant components of the provision (benefit) for income taxes are as follows:

	For the Three Months Ended March 31, 2020	For the Three Months Ended March 31, 2019

Current	$-	$-
Deferred	50,833	(57,232)
Provision (benefit) for income taxes	$50,833	$(57,232)

Significant components of the provision (benefit) for income taxes are as follows:

	For the year ended December 31, 2019	For the year ended December 31, 2018

Current	$(61,402)	$580,734
Deferred	(250,822)	16,814
Provision (benefit) for income taxes	$(312,224)	$597,548

Schedule of Effective Income Tax Rate

The following table reconciles the statutory rates to the Company’s effective tax rate:

	For the year ended December 31, 2019	For the year ended December 31, 2018

Statutory rate	24.0%	24.0%
Preferential tax rate reduction	(0.8)%	(0.3)%
Permanent difference	(0.4)%	(0.5)%
Effective tax rate	22.8%	23.2%

Schedule of Deferred Tax Assets and Liabilities

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company within Malaysia tax jurisdiction as of:

	As of March 31,	As of December 31,
	2020	2019
Deferred tax assets:
Net operating loss carry forwards	$196,494	$260,479
Deferred tax liabilities:
Deprecation	(24,244)	(25,682)
Deferred tax assets, net	$172,250	$234,797

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities of the Company within Malaysia tax jurisdiction as of:

	As of	As of
	December 31, 2019	December 31, 2018
Deferred tax assets:
Net operating loss carry forwards	$260,479	$-
Deferred tax liabilities:
Deprecation	(25,682)	(18,901)
Deferred tax assets (liabilities), net	$234,797	$(18,901)

Summary of Prepaid Taxes	The following table contains the detail of prepaid taxes:
	March 31, 2020	December 31, 2019

Prepaid income taxes	$1,198,475	$1,173,122
Prepaid GST taxes	8,346	8,841
Total	$1,206,821	$1,181,963
The following table contains the detail of prepaid taxes:
	December 31, 2019	December 31, 2018

Prepaid income taxes	$1,173,122	$158,002
Prepaid GST taxes	8,841	30,196
Total	$1,181,963	$188,198